Unaudited Condensed Consolidated Interim Statements of Financial Position - GBP (£)	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	£ 1,738,000	£ 1,834,000
Right of use assets	2,112,000	1,969,000
Intangible assets	4,028,000	4,208,000
Non-current assets	7,878,000	8,011,000
Current assets
Trade and other receivables	14,157,000	12,658,000
Cash at bank	157,552,000	212,660,000
Current assets	171,709,000	225,318,000
Total assets	179,587,000	233,329,000
Equity
Share capital	15,814	15,804
Other reserve	80,271,000	63,314,000
Share premium	249,103,000	248,354,000
Accumulated deficit	(267,064,000)	(250,123,000)
Total equity	62,326,000	61,561,000
Non-current liabilities
Long term lease liabilities	1,683,000	1,580,000
Provisions	98,000	95,000
Derivative financial liabilities	92,450,000	112,799,000
Trade and other payables	6,632,000	5,975,000
Non-current liabilities	100,863,000	120,449,000
Current liabilities
Short term lease liabilities	426,000	362,000
Warrant liabilities	6,187,000	10,730,000
Trade and other payables	9,785,000	40,227,000
Current liabilities	16,398,000	51,319,000
Total liabilities	117,261,000	171,768,000
Total equity and liabilities	£ 179,587,000	£ 233,329,000